UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act File No. 811-21589
      ---------------------------------------------------------------------

                  Credit Suisse Commodity Return Strategy Fund
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                  Credit Suisse Commodity Return Strategy Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                   logo:     CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS
Semiannual Report

April 30, 2005
(unaudited)

                    o  CREDIT SUISSE
                       COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                                    June 1, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
12/30/04 - 04/30/05

FUND & BENCHMARKS                                                    PERFORMANCE
Common1                                                              5.09%
Class A1,2                                                           4.89%
Class C1,2                                                           4.69%
Dow Jones- AIG Commodity Index3                                      5.26%

   Performance for the Fund's Class A shares and Class C shares is without the maximum sales charge of 3.00% and 1.00%, respectively.2

MARKET OVERVIEW: COMMODITIES MOVE AGAINST THE GRAIN

   Commodities moved against the grain of generally sluggish financial markets in early 2005, providing a lonely opportunity for capital appreciation in the period. During the course of the Fund's abbreviated fiscal half-year (which dates from the Fund's inception on December 30, 2004 through April 30, 2005), the Dow Jones-AIG Commodity Index was up 5.3% compared with a decline of 4.0% for the S&P 500 Index4 in the period. The Fund underperformed the Dow Jones-AIG Index slightly due to the costs incurred in replicating the Index components.

   Historically, commodity index returns tend to exhibit low correlations with traditional financial assets, making them a useful counterweight to other portfolio components, particularly in periods of weaker equity market performance. Such was the case in the first three months of 2005, when commodity index returns rose consistently on the back of rising energy prices (which constitute approximately 36% of the Dow Jones-AIG Commodity Index), falling only in April when crude oil prices came off their highs.

PORTFOLIO STRATEGY: TOTAL RETURN BY SHADOWING THE INDEX

   The Fund seeks total return and is designed to replicate the performance of the Dow Jones-AIG Commodity Index. To do so, the Fund invests in commodity-linked derivative instruments, such as commodity swap agreements, backed by a portfolio of investment grade fixed income securities normally having an average duration of one year or less.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

Credit Suisse Commodities Management Team

Jo Ann Corkran
Nelson Louie

   This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities.

   The use of derivatives such as swaps, commodity-linked structured notes and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before you invest.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    CUMULATIVE RETURNS AS OF MARCH 31, 20051
                    ---------------------------------------
                                                           INCEPTION   INCEPTION
                                                            TO DATE      DATE
                                                           ---------   ---------
Common Class                                                11.71%      12/30/04
Class A Without Sales Charge                                11.61%      12/30/04
Class A With Maximum Sales Charge                            8.25%      12/30/04
Class C Without CDSC                                        11.41%      12/30/04
Class C With CDSC                                           10.41%      12/30/04

                    CUMULATIVE RETURNS AS OF APRIL 30, 20051

                                                           INCEPTION   INCEPTION
                                                            TO DATE      DATE
                                                           ---------   ---------
Common Class                                                 5.09%      12/30/04
Class A Without Sales Charge                                 4.89%      12/30/04
Class A With Maximum Sales Charge                            1.74%      12/30/04
Class C Without CDSC                                         4.69%      12/30/04
Class C With CDSC                                            3.69%      12/30/04


Returns represent past performance and include changes in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.csam.com/us.

-----------------
1 Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 3.00%), was 1.74%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 3.69%.

3 The Dow Jones-AIG Commodity Index is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

4 The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks. It includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the period ended April 30, 2005.

   The table illustrates your Fund's expenses in two ways:

   o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                    EXPENSES AND VALUE OF A $1,000 INVESTMENT
                       FOR THE PERIOD ENDED APRIL 30, 2005

--------------------------------------------------------------------------------
                                                 COMMON
ACTUAL FUND RETURN                                CLASS      CLASS A    CLASS C
----------------------------------------------------------------------------
Beginning Account Value 12/30/04                 $1,000.00  $1,000.00  $1,000.00
Ending Account Value 4/30/05                     $1,050.90  $1,048.90  $1,046.90
Expenses Paid per $1,000*                        $    2.40  $    3.25  $    5.82

HYPOTHETICAL 5% FUND RETURN

Beginning Account Value 12/30/04                 $1,000.00  $1,000.00  $1,000.00
Ending Account Value 4/30/05                     $1,014.37  $1,013.54  $1,011.03
Expenses Paid per $1,000*                        $    2.36  $    3.20  $    5.71

                                                 COMMON
                                                  CLASS      CLASS A    CLASS C
----------------------------------------------------------------------------
ANNUALIZED EXPENSE RATIOS*                 \          0.70%      0.95%     1.70%


-----------------
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

CREDIT QUALITY BREAKDOWN*

S&P RATINGS
---------------------------------------
AAA                               21.0%
A-1                               78.1%
                                 ------
   Subtotal                       99.1%
Short-Term Investments             0.9%
                                 ------
     Total                       100.0%
                                 ======

-----------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SCHEDULE OF INVESTMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)                         MATURITY   RATE%              VALUE
    ------                                           -------------                         --------   -----              -----
ASSET BACKED COMMERCIAL PAPER (39.4%)
LOAN BACKED (1.0%)
$    900 Atlantis One Funding Corp.                   (A-1+ , P-1)                         05/10/05   2.763           $   895,875
                                                                                                                      -----------

MULTISELLER (14.7%)
   2,500 Barton Capital Corp.                         (A-1+ , P-1)                         05/04/05   2.803             2,499,417
     750 Cafco LLC                                    (A-1+ , P-1)                         05/02/05   2.688               746,662
   2,000 Lexington Parker Capital Corp.                (A-1 , P-1)                         05/18/05   2.976             1,997,195
     900 Lexington Parker Capital Corp.                (A-1 , P-1)                         05/23/05   2.839               898,448
     400 Mont Blanc Capital Corp.                     (A-1+ , P-1)                         05/13/05   2.738               398,178
     500 Mont Blanc Capital Corp.                     (A-1+ , P-1)                         06/15/05   2.962               497,509
   2,500 Paradigm Funding LLC                          (A-1 , P-1)                         05/23/05   2.968             2,495,478
     650 Ranger Funding Co., LLC                      (A-1+ , P-1)                         05/03/05   2.688               647,108
     500 Romulus Funding Corp.                         (A-1 , P-1)                         06/14/05   2.993               497,525
   2,000 Romulus Funding Corp.                         (A-1 , P-1)                         07/18/05   3.090             1,986,610
                                                                                                                      -----------
                                                                                                                       12,664,130
                                                                                                                      -----------

SECURITIES ARBITRAGE (4.6%)
   2,000 Giro Funding US Corp.                        (A-1+ , P-1)                         07/14/05   3.121             1,987,256
   1,200 Giro Funding US Corp.                        (A-1+ , P-1)                         07/15/05   3.063             1,192,400
     750 Perry Global Funding LLC                     (A-1+ , P-1)                         06/22/05   3.023               746,188
                                                                                                                      -----------
                                                                                                                        3,925,844
                                                                                                                      -----------

SINGLE SELLER (2.9%)
   2,500 Hertz Fleet Funding LLC                       (A-1 , P-1)                         05/16/05   2.956             2,496,925
                                                                                                                      -----------

STRUCTURED INVESTMENT VEHICLE (16.2%)
   4,000 Beta Finance, Inc.                           (A-1+ , P-1)                         07/28/05   3.125             3,969,688
     700 Five Finance, Inc.                           (A-1+ , P-1)                         05/20/05   2.818               696,733
     500 Five Finance, Inc.                           (A-1+ , P-1)                         07/05/05   3.051               497,265
     325 Five Finance, Inc.                           (A-1+ , P-1)                         07/05/05   3.054               323,222
   2,300 Five Finance, Inc.                           (A-1+ , P-1)                         07/28/05   3.135             2,282,515
   1,200 Sigma Finance, Inc.                          (A-1+ , P-1)                         06/30/05   3.044             1,193,960
   1,140 Sigma Finance, Inc.                          (A-1+ , P-1)                         09/19/05   3.237             1,125,757
     350 Tango Finance Corp.                          (A-1+ , P-1)                         06/09/05   2.882               348,749
   2,600 White Pine Finance LLC                       (A-1+ , P-1)                         05/20/05   2.957             2,595,952
     900 White Pine Finance LLC                       (A-1+ , P-1)                         06/01/05   2.871               895,654
                                                                                                                      -----------
                                                                                                                       13,929,495
                                                                                                                      -----------

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $33,929,726)                                                                 33,912,269
                                                                                                                      -----------

ASSET BACKED SECURITIES (5.5%)
     900 Capital Auto Receivables Asset Trust,
           Series 2005-SN1A, Class A1                  (AAA , Aaa)                         05/15/06   3.327               900,000
     365 Capital One Auto Finance Trust,
           Series 2005-A, Class A1 #                  (A-1+ , P-1)                         04/15/06   3.122               364,943
     237 CIT Equipment Collateral Trust,
           Series 2005-VT1, Class A1 #                (A-1+ , P-1)                         03/20/06   3.073               236,559
     275 CNH Equipment Trust, Series 2005-A,
           Class A1 #                                 (A-1+ , P-1)                         04/07/06   3.080               274,822
     346 Countrywide Asset-Backed Certificates,
           Series 2003-BC4, Class 1A #                 (AAA , Aaa)                         09/25/33   3.290               346,912


                 See Accompanying Notes to Financial Statements.

                                        7


CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)                         MATURITY   RATE%              VALUE
    ------                                           -------------                         --------   -----              -----
ASSET BACKED SECURITIES
$    312 Countrywide Home Equity Loan Trust,
           Series 2004-R, Class 2A #                   (AAA , Aaa)                         03/15/30   3.204           $   313,145
     220 Countrywide Home Equity Loan Trust,
           Series 2005-B, Class 2A #                   (AAA , Aaa)                         05/15/35   3.105               220,034
      74 DaimlerChrysler Auto Trust, Series 2005-A,
           Class A1                                   (A-1+ , P-1)                         01/08/06   2.630                74,060
     185 Equity One ABS, Inc., Series 2004-3,
           Class AF1 #                                 (AAA , Aaa)                         07/25/34   3.010               185,137
     230 GE Capital Credit Card Master Note Trust,
           Series 2004-2, Class A #                    (AAA , Aaa)                         09/15/10   2.994               230,194
     351 MSDWCC Heloc Trust, Series 2005-1, Class A #  (AAA , Aaa)                         07/25/17   3.210               350,789
      49 Novastar Home Equity Loan, Series 2004-1,
           Class A3A #                                 (AAA , Aaa)                         06/25/34   3.110                49,361
     177 Option One Mortgage Loan Trust, Series 2004-3,
           Class A2 #                                  (AAA , Aaa)                         11/25/34   3.170               176,987
     244 Residential Asset Mortgage Products, Inc.,
           Series 2003-RS4, Class AI3                  (AAA , Aaa)                         11/25/28   2.742               243,697
     322 Residential Asset Mortgage Products, Inc.,
           Series 2004-RS12, Class AI1 #               (AAA , Aaa)                         05/25/24   2.990               322,470
     205 Residential Asset Mortgage Products, Inc.,
           Series 2004-SP1, Class AI1 #                (AAA , Aaa)                         06/25/13   3.030               205,183
     224 Volkswagen Auto Lease Trust, Series 2005-A,
           Class A1                                   (A-1+ , P-1)                         03/20/06   2.985               223,683
                                                                                                                      -----------
TOTAL ASSET BACKED SECURITIES (Cost $4,716,697)                                                                         4,717,976
                                                                                                                      -----------

MORTGAGE-BACKED SECURITIES (0.3%)
     273 Washington Mutual, Series 2005 - AR4
           (Cost $272,646)                             (AAA , Aaa)                         04/25/35   3.624               272,475
                                                                                                                      -----------

CERTIFICATES OF DEPOSIT (2.5%)
FINANCE (2.5%)
     150 HBOS Treasury Services PLC                   (A-1+ , P-1)                         05/03/05   2.688               149,978
   2,000 HBOS Treasury Services PLC                   (A-1+ , P-1)                         07/19/05   3.073             1,986,614
                                                                                                                      -----------
                                                                                                                        2,136,592
                                                                                                                      -----------

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,136,592)                                                                         2,136,592
                                                                                                                      -----------

COMMERCIAL PAPER (37.6%)
AUTOMOBILES (1.0%)
     900 American Honda Finance Corp.                  (A-1 , P-1)                         05/06/05   2.754               895,890
                                                                                                                      -----------

BANKING (15.7%)
   1,225 Anz National, Ltd.                           (A-1+ , P-1)                         05/31/05   2.868             1,219,181
     600 Barclays US Funding LLC                      (A-1+ , P-1)                         05/03/05   2.669               597,350
   1,250 Barclays US Funding LLC                      (A-1+ , P-1)                         07/05/05   3.033             1,243,206
     825 Barclays US Funding LLC                      (A-1+ , P-1)                         08/18/05   3.171               817,157
   1,000 BNP Paribas NY                               (A-1+ , P-1)                         06/09/05   2.959               994,937
   2,000 Depfa Bank PLC                               (A-1+ , P-1)                         07/18/05   3.073             1,986,784
     400 Dexia Delaware LLC                           (A-1+ , P-1)                         06/08/05   2.891               398,055
   1,100 Dexia Delaware LLC                           (A-1+ , P-1)                         06/27/05   2.997             1,094,536

                 See Accompanying Notes to Financial Statements.

                                        8


CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
      PAR                                              RATINGS+
     (000)                                           (S&P/MOODY'S)                         MATURITY   RATE%              VALUE
    ------                                           -------------                         --------   -----              -----
COMMERCIAL PAPER
BANKING
$    650 Morgan Stanley                                (A-1 , P-1)                         07/11/05   3.083           $   646,077
   2,000 Morgan Stanley                                (A-1 , P-1)                         07/18/05   3.103             1,986,654
   2,500 Westpac Capital Corp.                        (A-1+ , P-1)                         10/14/05   3.271             2,462,880
                                                                                                                      -----------
                                                                                                                       13,446,817
                                                                                                                      -----------

DIVERSIFIED FINANCIALS (20.9%)
   4,000 Alliance & Leicester PLC                      (A-1 , P-1)                         07/18/05   3.112             3,973,220
   1,075 Citigroup Global Markets Holdings, Inc.      (A-1+ , P-1)                         10/04/05   3.252             1,060,093
   1,000 General Electric Capital Corp.               (A-1+ , P-1)                         05/24/05   2.818               995,256
   2,500 George Street Finance LLC                    (A-1+ , P-1)                         05/23/05   2.958             2,495,493
   2,000 ING US Funding LLC                           (A-1+ , P-1)                         06/16/05   2.984             1,992,410
   1,900 ING US Funding LLC                           (A-1+ , P-1)                         06/22/05   3.004             1,891,794
   1,500 Old Line Funding Corp.                       (A-1+ , P-1)                         06/06/05   2.961             1,495,575
     650 Old Line Funding Corp.                       (A-1+ , P-1)                         06/20/05   2.973               646,804
     900 Rabobank USA Finance Corp.                   (A-1+ , P-1)                         05/10/05   2.765               895,875
   1,600 Rabobank USA Finance Corp.                   (A-1+ , P-1)                         06/01/05   2.970             1,595,922
     900 UBS Finance Delaware LLC                     (A-1+ , P-1)                         05/06/05   2.733               899,252
                                                                                                                      -----------
                                                                                                                       17,941,694
                                                                                                                      -----------

TOTAL COMMERCIAL PAPER (Cost $32,303,927)                                                                              32,284,401
                                                                                                                      -----------

UNITED STATES AGENCY OBLIGATIONS (17.3%)
     218 Fannie Mae Discount Notes                     (AAA , Aaa)                         06/15/05   2.590               216,964
     533 Fannie Mae Discount Notes                     (AAA , Aaa)                         06/29/05   2.877               530,386
   1,000 Fannie Mae Discount Notes                     (AAA , Aaa)                         07/06/05   2.912               994,755
   1,100 Fannie Mae Discount Notes                     (AAA , Aaa)                         07/27/05   2.740             1,092,366
     200 Fannie Mae Discount Notes                     (AAA , Aaa)                         08/01/05   2.830               198,481
     191 Fannie Mae Discount Notes                     (AAA , Aaa)                         08/03/05   2.770               189,517
     250 Fannie Mae Discount Notes                     (AAA , Aaa)                         08/19/05   2.680               247,725
     450 Fannie Mae Discount Notes                     (AAA , Aaa)                         08/19/05   2.770               445,906
     250 Fannie Mae Discount Notes                     (AAA , Aaa)                         09/02/05   2.680               247,365
     400 Fannie Mae Discount Notes                     (AAA , Aaa)                         09/02/05   3.120               395,784
     375 Fannie Mae Discount Notes                     (AAA , Aaa)                         09/16/05   3.170               370,598
     500 Fannie Mae Discount Notes                     (AAA , Aaa)                         09/26/05   3.210               493,702
   2,500 Fannie Mae Discount Notes                     (AAA , Aaa)                         10/19/05   3.155             2,462,752
     500 Fannie Mae Discount Notes                     (AAA , Aaa)                         12/19/05   2.900               494,525
     138 Federal Home Loan Bank Discount Notes         (AAA , Aaa)                         06/14/05   2.587               137,355
     166 Federal Home Loan Bank Discount Notes         (AAA , Aaa)                         12/02/05   2.756               162,778
     350 Freddie Mac Discount Notes                    (AAA , Aaa)                         07/05/05   2.610               348,193
     250 Freddie Mac Discount Notes                    (AAA , Aaa)                         08/02/05   2.840               248,080
     400 Freddie Mac Discount Notes                    (AAA , Aaa)                         09/06/05   3.110               395,647
     500 Freddie Mac Discount Notes                    (AAA , Aaa)                         10/11/05   2.773               492,901
   2,000 Freddie Mac Discount Notes++++                (AAA , Aaa)                         11/01/05   3.210             1,967,314
   2,756 Freddie Mac Discount Notes                    (AAA , Aaa)                         11/28/05   3.264             2,704,314
                                                                                                                      -----------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $14,833,690)                                                              14,837,408
                                                                                                                      -----------

UNITED STATES TREASURY OBLIGATION (0.0%)
      10 United States Treasury Billsss.(Cost $9,971)  (AAA , Aaa)                         06/09/05   2.730                 9,966
                                                                                                                      -----------

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

  NUMBER
OF SHARES                                                                                                                   VALUE
--------                                                                                                                    -----

SHORT-TERM INVESTMENTS (0.9%)
  10,175 State Street Navigator Prime Fundss.ss.                                                                      $    10,175
   PAR
   (000)                                                                                   MATURITY   RATE%
  ------                                                                                   --------   -----
$    766 State Street Bank and Trust Co. Euro Time Deposit                                 05/02/05   1.850               766,000
                                                                                                                      -----------
TOTAL SHORT-TERM INVESTMENTS (Cost $776,175)                                                                              776,175
                                                                                                                      -----------
TOTAL INVESTMENTS AT VALUE (103.5%) (Cost $88,979,424)                                                                 88,947,262

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.5%)                                                                          (3,020,714)
                                                                                                                      -----------
NET ASSETS (100.0%)                                                                                                   $85,926,548
                                                                                                                      ===========

TOTAL RETURN SWAPS

                    RECEIVE
                    TOTAL RETURN                                                                                  APPRECIATION/
COUNTERPARTY        BASED ON:                     PAY FLOATING RATE BASED ON:                        AMOUNT      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread  $ 15,904,569      $(1,029,399)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread    15,956,405         (983,783)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread       281,961          (18,792)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread       331,127          (19,657)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread       404,465          (21,449)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread       374,671          (20,142)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread       315,144          (12,501)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread     2,100,781          (72,735)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread       656,238           (4,657)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread       398,892           (1,615)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread    10,750,843            22,076
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread     9,883,989          (90,118)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread    23,599,606         (535,431)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread     1,262,293          (38,778)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread       267,378           (7,824)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread       690,957          (24,502)


                 See Accompanying Notes to Financial Statements.

                                       10


CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
                    RECEIVE
                    TOTAL RETURN                                                                                  APPRECIATION/
COUNTERPARTY        BASED ON:                     PAY FLOATING RATE BASED ON:                        AMOUNT      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread    $1,120,613      $   (39,817)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread       328,407          (11,688)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread       691,823           (8,307)
AIG Financial       Dow Jones-
 Products Corp.     AIG Commodity Index           1-month U.S.Treasury Bill, rate plus a spread       446,547           (3,495)
                                                                                                                   -----------
                                                                                                                   $(2,922,614)
                                                                                                                   ===========

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

# Variable rate obligations - The interest rate shown is the rate as of April 30, 2005.

++++   Collateral segregated for futures contracts.

ss.    Security or portion thereof is out on loan.

ss.ss. Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities on loan
      of $10,175 (Cost $88,979,424) (Note 2)                           $88,947,2621
   Cash                                                                        279
   Receivable for fund shares sold                                         811,484
   Offering costs                                                          194,141
   Receivable from investment adviser (Note 3)                              23,310
   Interest receivable                                                       4,951
   Variation margin receivable (Note 2)                                      2,000
   Prepaid expenses and other assets                                        21,638
                                                                       -----------
      Total Assets                                                      90,005,065
                                                                       -----------
LIABILITIES
   Administrative services fee payable (Note 3)                             12,682
   Distribution fee payable (Note 3)                                         5,834
   Unrealized depreciation on swap contracts (Note 2)                    2,922,614
   Payable for fund shares redeemed                                        761,324
   Payable upon return of securities loaned (Note 2)                        10,175
   Trustees' fee payable                                                     3,552
   Other accrued expenses payable                                          362,336
                                                                       -----------
      Total Liabilities                                                  4,078,517
                                                                       -----------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                                  8,211
   Paid-in capital (Note 6)                                             86,203,824
   Accumulated net investment income                                        98,375
   Undistributed net realized gain on investments and swap contracts     2,575,289
   Net unrealized depreciation from investments, futures contracts
      and swap contracts                                                (2,959,151)
                                                                       -----------
      Net Assets                                                       $85,926,548
                                                                       ===========
COMMON SHARES
   Net assets                                                          $29,846,420
   Shares outstanding                                                    2,849,223
                                                                       -----------
   Net asset value, offering price, and redemption price per share          $10.48
                                                                            ======
A SHARES
   Net assets                                                          $54,986,602
   Shares outstanding                                                    5,256,854
                                                                       -----------
   Net asset value, offering price, and redemption price per share          $10.46
                                                                            ======
   Maximum offering price per share (net asset value/(1-3.00%))             $10.78
                                                                            ======
C SHARES
   Net assets                                                           $1,093,526
   Shares outstanding                                                      104,711
                                                                       -----------
   Net asset value and redemption price per share                           $10.44
                                                                            ======

----------------------------------------------------------------------------------
1 Including $9,972 of securities on loan.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
STATEMENT OF OPERATIONS
For the Period December 30, 20041 through April 30, 2005 (unaudited)
--------------------------------------------------------------------------------
INTEREST INCOME (Note 2)                                                  $279,769
EXPENSES
   Investment advisory fees (Note 3)                                        50,623
   Administrative services fees (Note 3)                                    18,162
   Distribution fees (Note 3)
     Class A                                                                 5,870
     Class C                                                                 1,082
   Offering costs (Note 2)                                                  97,478
   Legal fees                                                               20,522
   Custodian fees                                                           20,400
   Audit fees                                                               13,169
   Transfer agent fees (Note 3)                                             11,466
   Printing fees (Note 3)                                                    8,971
   Trustees' fees                                                            6,443
   Registration fees                                                         4,132
   Commitment fees (Note 4)                                                    798
   Interest expense (Note 4)                                                   248
   Miscellaneous expense                                                     4,198
                                                                       -----------
     Total expenses                                                        263,562
   Less: fees waived and expenses reimbursed (Note 3)                     (185,737)
                                                                       -----------
     Net expenses                                                           77,825
                                                                       -----------
       Net investment income                                               201,944
                                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
   FUTURE CONTRACTS, AND SWAP CONTRACTS
   Net realized gain from investments                                           63
   Net realized gain from swap contracts                                 2,575,226
   Net change in unrealized appreciation (depreciation)
      from investments                                                     (32,162)
   Net change in unrealized appreciation (depreciation) from
      futures contracts                                                     (4,375)
   Net change in unrealized appreciation (depreciation) from
      swap contracts                                                    (2,922,614)
                                                                       -----------
   Net realized and unrealized loss from investments,
      futures contracts and swap contracts                                (383,862)
                                                                       -----------
   Net decrease in net assets resulting from operations                $  (181,918)
                                                                       ===========

--------------------------------------------------------------------------------
1  Commencement of operations.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE PERIOD
                                                                           ENDED
                                                                        4/30/20051
                                                                        (UNAUDITED)
                                                                       -----------
FROM OPERATIONS
  Net investment income                                                $   201,944
  Net realized gain from investments and swap contracts.                 2,575,289
  Net change in unrealized appreciation (depreciation)
   from investments, futures contracts and swap contracts               (2,959,151)
                                                                       -----------
   Net decrease in net assets resulting from operations                   (181,918)
                                                                       -----------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                                     (87,481)
   Class A shares                                                          (14,706)
   Class C shares                                                           (1,382)
                                                                       -----------
   Net decrease in net assets resulting from dividends                    (103,569)
                                                                       -----------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                          95,357,066
  Reinvestment of dividends                                                 10,213
  Net asset value of shares redeemed                                    (9,255,244)
                                                                       -----------
   Net increase in net assets from capital share transactions           86,112,035
                                                                       -----------
  Net increase in net assets                                            85,826,548
NET ASSETS
  Beginning of period                                                      100,0002
                                                                       -----------
  End of period                                                        $85,926,548
                                                                       ===========
Undistributed net investment income                                    $    98,375
                                                                       ===========

--------------------------------------------------------------------------------
1  For the period December 30, 2004 (inception date) through April 30, 2005.

2 The Fund was seeded on December 1, 2004 and commenced operations on December 30, 2004.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
FINANCIAL HIGHLIGHTS
(For Common Class, Class A and Class C Shares of the Fund
Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                    FOR THE PERIOD
                                                                ENDED APRIL 30, 20051
                                                        ------------------------------------
                                                         COMMON        CLASS A       CLASS C
                                                        --------      --------      --------
PER SHARE DATA
  Net asset value, beginning of period                  $  10.00      $  10.00      $  10.00
                                                        --------      --------      --------
INVESTMENT OPERATIONS
  Net investment income2                                    0.07          0.08          0.04
  Net gain on investments, futures
    contracts and swap contracts
    (both realized and unrealized)                          0.44          0.41          0.43
                                                        --------      --------      --------
      Total from investment operations                      0.51          0.49          0.47
                                                        --------      --------      --------
LESS DIVIDENDS
  Dividends from net investment income                     (0.03)        (0.03)        (0.03)
                                                        --------      --------      --------
NET ASSET VALUE, END OF PERIOD                          $  10.48      $  10.46      $  10.44
                                                        ========      ========      ========

      Total return3                                         5.09%         4.89%         4.69%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $ 29,846      $ 54,987      $  1,094
    Ratio of expenses to average net assets4                0.70%         0.95%         1.70%
    Ratio of net investment income
      to average net assets4                                2.02%         1.96%         1.17%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements4                 2.12%         0.92%         1.31%
  Portfolio turnover rate                                      0%            0%            0%

--------------------------------------------------------------------------------
1  For the period December 30, 2004 (inception date) through April 30, 2005.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

   Credit Suisse Commodity Return Strategy Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize total investment return. The Fund was incorporated under the laws of the State of Delaware on May 19, 2004.

   The Fund is authorized to offer three classes of shares: Common Class, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. The Fund's Common Class shares may be purchased only by (1) investors in employee retirement, stock, bonus, pension, or profit sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM(3) certain registered investment advisers ("RIAs"), (4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of CSAM or its affiliates and current and former Trustees of funds advised by CSAM or its affiliates and (6) CSAM or its affiliates. Class A shares are sold subject to a front-end sales charge of up to 3.00%. Class C Shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   In order to qualify as a RIC, the fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its assets and the distribution of its income. The status of commodity-linked swaps and structured notes in which the fund may invest under such tests to qualify as a RIC under the Code is not certain, and the fund does not intend to obtain a ruling from the Internal Revenue Service. In the

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

event these instruments are adversely treated under these tests, the fund will take all available steps to lesson any adverse tax consequences, although there can be no guarantee that it will be able to do so. If the fund fails to qualify as a RIC, the fund will be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the fund's earnings and profits.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by CSAM, an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) FUTURES -- The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. At April 30, 2005, the Fund had the following open futures contracts:

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

                            NUMBER OF   EXPIRATION      CONTRACT       CONTRACT     UNREALIZED
    FUTURES CONTRACT        CONTRACTS      DATE          AMOUNT          VALUE     DEPRECIATION
-----------------------------------------------------------------------------------------------
  U.S. Treasury 2 Year
     Notes Futures             (8)        6/30/05     $(1,657,250)   $(1,661,625)    $(4,375)

   H) SWAPS - The Fund may enter into index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

   The Fund will enter into Total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

   The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swaps contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the period ended April 30, 2005, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $3 of which $3 was rebated to borrowers (brokers). The Fund retained $0 from the cash collateral investment and SSB, as a lending agent, was paid $0. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

   The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the portfolio to increased volatility or substantial declines in value.

   Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

   In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the period ended April 30, 2005, investment advisory fees earned, voluntarily waived and reimbursed were as follows:

                GROSS                               NET
              ADVISORY                           ADVISORY           EXPENSE
                 FEE             WAIVER             FEE          REIMBURSEMENT
------------------------------------------------------------------------------
               $50,623          ($50,623)           $--            $(135,114)

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the period ended April 30, 2005, co-administrative services fees earned by CSAMSI were $10,125.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended April 30, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $8,037.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund for its Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Common Class shares are not subject to distribution fees.

   For the period ended April 30, 2005, CSAMSI and its affiliates advised the Fund that they retained $7,257 from commissions earned on the sale of the Fund's Class A shares.

   The Fund will reimburse CSAM for offering costs in the amount of $291,619, that have been paid by CSAM. Offering costs, including initial registration costs, have been deferred and will be charged to expenses during the Fund's first year of operation. For the period ended April 30, 2005, $97,478 has been expensed to the Fund.

NOTE 4. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2005, the Fund had no borrowings under the Credit Facility. During the period ended April 30, 2005, the Fund had borrowings under the Credit Facility as follows:

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

            AVERAGE DAILY           WEIGHTED AVERAGE             MAXIMUM DAILY
            LOAN BALANCE             INTEREST RATE %           LOAN OUTSTANDING
-------------------------------------------------------------------------------
             $1,350,000                  3.313%                    $2,600,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the period ended April 30, 2005, purchases and sales of investment securities (excluding short-term investments) were $5,811,883 and $0, respectively.

   At April 30, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $88,979,424, $8,090, ($40,252) and ($32,162), respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Fund currently offers Common Class, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

                                                           COMMON CLASS
                                                   -----------------------------
                                                        FOR THE PERIOD ENDED
                                                   APRIL 30, 2005 (UNAUDITED)1,2
                                                   -----------------------------
                                                       SHARES        VALUE
                                                    -----------   -----------
Shares sold                                           3,713,757   $38,220,092
Shares issued in reinvestment of dividends                   72          803
Shares redeemed                                        (864,606)  (9,003,646)
                                                    -----------   -----------
Net increase                                          2,849,223   $29,217,249
                                                    ===========   ===========

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
April 30, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

                                                             CLASS A
                                                   -----------------------------
                                                        FOR THE PERIOD ENDED
                                                   APRIL 30, 2005 (UNAUDITED)1,3
                                                   -----------------------------
                                                       SHARES        VALUE
                                                    -----------   -----------
Shares sold                                           5,278,902   $56,000,244
Shares issued in reinvestment of dividends                  734         8,176
Shares redeemed                                         (22,783)     (244,636)
                                                    -----------   -----------
Net increase                                          5,256,853   $55,763,784
                                                    ===========   ===========

                                                             CLASS C
                                                   -----------------------------
                                                        FOR THE PERIOD ENDED
                                                   APRIL 30, 2005 (UNAUDITED)1,2
                                                   -----------------------------
                                                        SHARES         VALUE
                                                     -----------    ----------
Shares sold                                              105,233    $1,136,730
Shares issued in reinvestment of dividends                   111         1,234
Shares redeemed                                             (633)       (6,962)
                                                     -----------    ----------
Net increase                                             104,711    $1,131,002
                                                     ===========    ==========

--------------------------------------------------------------------------------
1  For the period December 30, 2004 (inception date) through April 30, 2005.

2 The Classes were seeded on December 1, 2004 with initial capital of $10 and 1 share each.

3 The Class was seeded on December 1, 2004 with initial capital of $99,980 and 9,998 shares.

   On April 30, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                 NUMBER OF         APPROXIMATE PERCENTAGE
                               SHAREHOLDERS         OF OUTSTANDING SHARES
-------------------------------------------------------------------------
            Common Class             1                       98%
            Class A                  2                       51%
            Class C                  2                       39%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
PRIVACY POLICY NOTICE (UNAUDITED)
--------------------------------------------------------------------------------

                     Important Privacy Choices for Consumers
                     ---------------------------------------
   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   o Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   o Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

[ ] No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("CSAM") and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in CSAM sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 17, 2005.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   Information regarding how the Fund voted proxies related to its portfolio securities during the period ending June 30, 2005, and the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities will be available, once filed with the Securities and Exchange Commission:

   o  By calling 1-800-927-2874

   o  On the Fund's website, www.csam.com/us

   o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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

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
                                                             logo:
P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o www.csam.com/us                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       COM-SAR-0405

ITEM 2. CODE OF ETHICS.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Credit Suisse Commodity Return Strategy Fund

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Michael E. Kenneally
                  --------------------------------
                  Name:  Michael E. Kenneally
                  Title:   Chief Executive Officer
                  Date:   July 5, 2005

                  /s/ Michael A. Pignataro
                  --------------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   July 5, 2005